10. INCOME TAXES (Details 2) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Foreign tax credits	CAD 8,639	CAD 11,447
Minimum tax credits		1,462
Financing charges	17,013	9,349
Deferred revenue	1,879
Loss carry forwards	52,911	23,873
Employee benefits	10,430	10,084
Other	13	250
Total deferred tax assets	90,885	56,465
Deferred tax liabilities
Capital assets	(244,569)	(271,442)
Intangibles	(241,731)	(238,908)
Finance charges	(17,889)	(9,943)
Unrealized foreign exchange gains	(27,193)	(2,327)
Deferred revenue		(2,234)
Total deferred tax liabilities	(531,382)	(524,854)
Deferred tax liabilities, net	CAD (440,497)	CAD (468,389)